Non-Cash Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Employee Shares

A summary of the changes in the Employee Shares from December 31, 2020 through September 30, 2021 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2020	207,310	9.97
Granted	—	0.00
Vested	(55,753)	8.71
Forfeited	(90,021)	10.57
Unvested balance as of September 30, 2021	61,536	$10.49

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the nine months ended September 30, 2021 were as follows:

For the Nine Months Ended September 30,
2021
Expected option life (years)	6.3
Expected volatility	77.0%
Risk-free interest rate	1.1%
Expected dividend yield	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	3,687,086	$13.03	9.59	$9,931
Granted	3,628,731	7.80
Exercised	—	—
Expired	(2,775)	13.18
Canceled or Forfeited	(1,702,486)	13.87
Outstanding as of September 30, 2021	5,610,556	10.55	8.53	$52
Exercisable as of September 30, 2021	1,103,277	14.02
Vested and expected to vest as of September 30, 2021	5,610,556	$10.55	8.53	$52

Summary of Activity Related to RSUs

The Company has granted (i) RSUs that generally vest over a period of four years from the date of grant and (ii) RSUs to certain new employees in order to compensate them for equity awards forfeited to their previous employers. The latter RSUs generally vest over a period of under one year from the date of grant. The following table summarizes the activity related to RSUs from December 31, 2020, through September 30, 2021:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	2,500	$17.56
Granted	116,125	9.95
Vested and settled	—	—
Forfeited	(34,125)	8.69
Outstanding as of September 30, 2021	84,500	$10.39

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Nine Months Ended September 30,
	2021	2020
Research and development	$3,911	$1,524
General and administrative	4,958	2,308
	$8,869	$3,832